RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

22.	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

We transact business with the following related parties and affiliated companies, an affiliated company being a company in which Hemen and companies associated with Hemen have significant influence or control: SFL, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Alta Trading UK Limited, Archer Limited, Flex LNG Ltd, Avance Gas and Front Ocean Management AS. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

Summary

A summary of transactions with related parties and affiliated companies for the years ended December 31, 2023, 2022 and 2021 was as follows:

(in thousands of $)	Note	2023	2022	2021
Revenues and other operating income
Seatankers Management Co. Ltd		2,196	1,669	2,085
SFL	4	5,925	7,634	5,788
Golden Ocean		4,182	3,061	3,942
Alta Trading UK Limited		8	5,617	2,942
Seadrill Limited		—	—	277
Archer Limited		—	—	143
Flex LNG Ltd		1,513	1,242	1,637
Avance Gas		1,989	2,191	2,404
TFG Marine		1,060	627	786
Other related parties and affiliated companies		7	53	606
Total revenues and other operating income		16,880	22,094	20,610

Operating expenses
SFL	13, 18	—	1,590	5,032
Front Ocean Management AS		2,514	2,010	443
Seatankers Management Norway AS		880	516	667
Seatankers Management Co. Ltd		593	803	275
Total operating expenses		3,987	4,919	6,417

Other income (expenses)
Shareholder loan facility finance expense	17	(255)	—	—
Revolving credit facility finance expense	17	(11,690)	(13,288)	(8,226)
SFL interest leasing	6, 13, 18	—	(937)	(3,892)
FMS Holdco share of results	15	611	(555)	—
TFG Marine share of results	15	2,771	14,797	(724)
Total other income (expenses)		(8,563)	17	(12,842)

Revenues earned from related parties and affiliated companies are comprised of office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and administrative services. Operating expenses paid to related parties and affiliated companies are comprised of rental for vessels and office space, support staff costs, and corporate administration.

Related party and affiliated company balances

A summary of balances due from related parties and affiliated companies as of December 31, 2023 and 2022 was as follows:

(in thousands of $)	December 31, 2023	December 31, 2022
SFL	4,652	3,505
Seatankers Management Co. Ltd	726	1,368
Golden Ocean	11,147	6,964
Alta Trading UK Limited	8	60
Flex LNG Ltd	455	303
TFG Marine	1,117	28
Avance Gas	1,080	695
Front Ocean Management	—	473
Other related parties and affiliated companies	107	89
Related party and affiliated company receivables	19,292	13,485

Balances due from related parties and affiliated companies are primarily derived from newbuilding supervision fees, technical and commercial management fees, and recharges for administrative services.

A summary of balances due to related parties and affiliated companies at December 31, 2023 and 2022 was as follows:

(in thousands of $)	December 31, 2023	December 31, 2022
SFL	6,407	6,702
Seatankers Management Co. Ltd	337	351
Golden Ocean	13,837	8,470
Flex LNG Ltd	549	158
TFG Marine	25,956	14,831
Front Ocean Management	71	286
Avance Gas	562	450
Related party and affiliated company payables	47,719	31,248
Shareholder loan facility	235,000	—
Revolving credit facility	175,000	209,700
Total due to related parties and affiliated companies	457,719	240,948

Related party and affiliated company payables are primarily for bunker purchases, supplier rebates, loan interest and corporate administration fees.

Other transactions

Refer to Note 8, 9 and 20 for further details of shares issued to Hemen in connection with the Euronav share acquisition.

Refer to Note 23 for further details of guarantees and commitments related to bunker supply and forward bunker purchase arrangements with TFG Marine.

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services was as follows:

(in thousands of $)	2023	2022	2021
Total remuneration	7,956	3,767	784
of which:
Paid in capacity as directors	3,530	1,678	377
Other remuneration	4,426	2,089	407
The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2023	2022	2021
Total fixed remuneration	942	863	688
of which:
Cost of pension	24	22	24
Total variable remuneration	7,014	2,904	96
of which:
Share based payments	7,014	2,679	96

In December 2021, the Board of Directors approved the grant of 1,280,000 synthetic options to employees and board members according to the rules of the Company’s synthetic option scheme approved on December 7, 2021. The synthetic options have a five-year term expiring in December 2026. The vesting period is 12 months for the first 27.5% of options, 24 months for the next 27.5% of options and 36 months for the final 45% of options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability. Refer to Note 21 for further details of the synthetic option scheme.